Document and Entity Information	Dec. 19, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001631825
Document Type	8-K
Document Period End Date	Dec. 19, 2019
Entity Registrant Name	Presidio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38028
Entity Tax Identification Number	47-2398593
Entity Address, Address Line One	One Penn Plaza
Entity Address, Address Line Two	Suite 2832
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	(212)
Local Phone Number	652-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PSDO
Security Exchange Name	NASDAQ